As filed with the Securities and Exchange Commission on March 4, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  April 30, 2014

Date of reporting period:  January 31, 2014

Item 1. Schedules of Investments.

Logan Capital Large Cap Growth Fund
Schedule of Investments
January 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.2%
Consumer Discretionary - 25.1%
Amazon.com, Inc. (a)	1,798	$644,925
Borgwarner, Inc.	2,930	157,341
Home Depot, Inc.	3,673	282,270
Netflix, Inc. (a)	1,557	637,327
Polaris Industries, Inc.	2,693	337,164
Priceline.com, Inc. (a)	661	756,772
Starbucks Corp.	6,821	485,110
Tiffany & Co.	2,661	221,369
Wynn Resorts Ltd.	1,455	316,346
		3,838,624
Consumer Staples - 4.3%
Estee Lauder Companies, Inc.	5,298	364,185
Monster Beverage Corp. (a)	4,189	284,433
		648,618
Energy - 1.1%
Halliburton Co.	3,391	166,193
		166,193
Financials - 1.7%
CBRE Group, Inc. (a)	9,934	263,648

Health Care - 11.7%
Agilent Technologies, Inc.	4,635	269,525
AmerisourceBergen Corp.	4,999	336,033
Celgene Corp. (a)	1,854	281,678
Mettler-Toledo International, Inc. (a)	993	244,576
Perrigo Co. (a)(c)	2,421	376,853
Waters Corp. (a)	2,628	284,534
		1,793,199
Industrials - 14.5%
Cummins, Inc.	3,119	396,051
Deere & Co.	3,491	300,086
Flowserve Corp.	7,133	515,930
Jacobs Engineering Group, Inc. (a)	4,302	261,174
Precision Castparts Corp.	2,086	531,408
Stericycle, Inc. (a)	1,764	206,494
		2,211,143
Information Technology - 38.0%
Accenture PLC (c)	3,543	283,015
Alliance Data Systems Corp. (a)	1,166	279,444
Amphenol Corp.	5,504	478,188
Apple, Inc.	1,098	549,659
Avago Technologies Ltd.	3,400	185,776
Citrix Systems, Inc. (a)	5,304	286,787
Cognizant Technology Solutions (a)	3,422	331,660
F5 Networks, Inc. (a)	1,978	211,646
Fleetcor Technologies, Inc. (a)	2,592	275,581
Google, Inc. (a)	358	422,787
Intuit, Inc.	2,912	213,304
Mastercard, Inc.	6,610	500,245
NCR Corp. (a)	7,580	266,740
NetApp, Inc.	6,753	285,922
NXP Semiconductors NV (a)(c)	4,350	210,322
Oracle Corp.	6,782	250,256
Qualcomm, Inc.	3,638	270,012
3D Systems Corp. (a)	4,143	322,035
Trimble Navigation Ltd. (a)	5,695	184,119
		5,807,498
Materials - 3.8%
Airgas, Inc.	2,118	218,662
Sherwin-Williams Co.	1,934	354,425
		573,087
TOTAL COMMON STOCKS (Cost $12,597,448)		15,302,010

SHORT-TERM INVESTMENTS - 0.2%
MONEY MARKET FUNDS - 0.2%
Fidelity Government Portfolio - Class I, 0.01% (b)	34,947	34,947
TOTAL SHORT-TERM INVESTMENTS (Cost $34,947)		34,947
TOTAL INVESTMENTS (Cost $12,632,395) - 100.4%		15,336,957
Liabilities in Excess of Other Assets - (0.4)%		(58,594)
TOTAL NET ASSETS - 100.00%		$15,278,363

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of January 31, 2014.
(c)	U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

Logan Capital Long/Short Fund
Schedule of Investments
January 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Consumer Discretionary - 20.4%
DIRECTV (a)(d)	1,261	$87,551
Homeaway, Inc. (a)(d)	2,006	81,965
Home Depot, Inc. (d)	1,004	77,157
LKQ Corp. (a)(d)	1,790	48,455
McDonald's Corp. (d)	2,112	198,887
Nike, Inc. (d)	1,199	87,347
Priceline.com, Inc. (a)(d)	89	101,895
Ralph Lauren Corp. (d)	442	69,345
Scripps Networks Interactive, Inc. (d)	740	53,665
Starbucks Corp. (d)	834	59,314
Tractor Supply Co. (d)	1,236	82,206
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(d)	552	47,312
		995,099
Consumer Staples - 3.8%
Philip Morris International, Inc. (d)	2,383	186,208
		186,208
Energy - 9.1%
Chevron Corp. (d)	1,660	185,306
FMC Technologies, Inc. (a)(d)	1,122	55,472
Royal Dutch Shell PLC - ADR (c)(d)	2,797	203,706
		444,484
Financials - 5.6%
Affiliated Managers Group (a)(d)	454	90,455
CBRE Group, Inc. (a)(d)	3,715	98,596
T. Rowe Price Group, Inc. (a)(d)	1,044	81,891
		270,942
Health Care - 9.4%
Actavis PLC (a)(c)(d)	380	71,812
GlaxoSmithKline PLC - ADR (c)(d)	2,434	125,448
Merck & Co., Inc. (d)	2,534	134,226
Pfizer, Inc. (d)	4,138	125,795
		457,281
Industrials - 14.6%
Caterpillar, Inc. (d)	626	58,788
Chicago Bridge & Iron Co. NV (c)(d)	757	56,768
CSX Corp. (d)	2,532	68,136
Cummins, Inc. (d)	629	79,870
Deere & Co. (d)	755	64,900
General Electric Co. (d)	7,451	187,244
Middleby Corp. (a)(d)	424	104,550
Precision Castparts Corp. (d)	358	91,201
		711,457
Information Technology - 23.0%
Apple, Inc. (d)	191	95,615
Avago Technologies Ltd. (d)	1,375	75,130
Cognizant Technology Solutions (a)(d)	820	79,474
F5 Networks, Inc. (a)(d)	787	84,209
Fiserv, Inc. (a)(d)	1,602	89,792
Google, Inc. (a)(d)	64	75,582
Intel Corp. (d)	8,135	199,633
IPG Photonics Corp. (d)	1,117	74,694
Mastercard, Inc. (d)	1,280	96,870
NXP Semiconductors NV (a)(c)(d)	1,998	96,603
Oracle Corp. (d)	2,040	75,276
3D Systems Corp. (a)(d)	1,037	80,606
		1,123,484
Materials - 8.4%
Airgas, Inc. (d)	703	72,578
Ecolab, Inc. (d)	562	56,504
E. I. du Pont de Nemours & Co. (d)	3,347	204,201
Sherwin-Williams Co. (d)	424	77,702
		410,985
Telecommunication Services - 4.0%
AT&T, Inc. (d)	5,944	198,054
TOTAL COMMON STOCKS (Cost $4,111,983)		4,797,994

REITS - 1.2%
Public Storage (d)	368	57,993
TOTAL REITS (Cost $51,822)		57,993

SHORT-TERM INVESTMENTS - 3.7%
MONEY MARKET FUNDS - 3.7%
Fidelity Government Portfolio - Class I, 0.01% (b)(d)	180,398	180,398
TOTAL SHORT-TERM INVESTMENTS (Cost $180,398)		180,398
TOTAL INVESTMENTS (Cost $4,344,203) - 103.2%		5,036,385
Liabilities in Excess of Other Assets - (3.2)%		(155,286)
TOTAL NET ASSETS - 100.00%		$4,881,099

Percentages are stated as a percent of net assets.

ADR- American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of January 31, 2014.
(c)	U.S. traded security of a foreign issuer or corporation.
(d)	All or a portion of the security has been segregated for open short positions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

Logan Capital Long/Short Fund
Schedule of Securities Sold Short
January 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 29.1%
Consumer Discretionary - 8.0%
Big 5 Sporting Goods Corp.	5,000	$85,800
Dollar Tree, Inc.	1,400	70,728
Pier 1 Imports, Inc.	4,000	76,440
Sally Beauty Holdings, Inc.	3,500	99,330
Tile Shop Holdings, Inc.	4,000	56,520
		388,818
Consumer Staples - 2.8%
Energizer Holdings, Inc.	500	47,250
Medifast, Inc.	3,347	88,796
		136,046
Health Care - 4.7%
Abaxis, Inc.	2,800	106,876
Mindray Medical International Ltd. (a)	1,600	56,064
ResMed, Inc.	1,500	65,415
		228,355
Industrials - 5.9%
Beacon Roofing Supply	2,000	75,580
Cubic Corp.	1,500	74,295
Mine Safety Appliances Co.	1,500	75,570
Titan Machinery, Inc.	4,000	65,200
		290,645
Information Technology - 7.7%
International Business Machines Corp.	400	70,672
Itron, Inc.	2,000	80,760
NetGear, Inc.	3,000	95,730
Omnivision Technologies, Inc.	5,000	76,950
Qlik Technologies, Inc.	2,000	54,040
		378,152
TOTAL COMMON STOCKS (Proceeds $1,478,445)		1,422,016

EXCHANGE-TRADED FUNDS - 20.5%
iShares Russell 2000 Index	8,910	999,346
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $991,683)		999,346
TOTAL SECURITIES SOLD SHORT (Proceeds $2,470,128) - 49.6%		$2,421,362

(a)	U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

Federal Income Tax Information
The cost basis of investments for federal income tax purposes at January 31, 2014 was as follows:

	Logan Capital	Logan Capital
	Large Cap Growth*	Long/Short*

Cost of investments	$12,638,761	$4,347,271
Gross unrealized appreciation	2,859,003	764,766
Gross unrealized depreciation	(160,807)	(75,652)
Net unrealized appreciation	$2,698,196	$689,114

* The above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Measurements at January 31, 2014 (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.

Exchange-Traded Notes – Investments in exchange-traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

Derivative Instruments – Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities - Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board of Trustees.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Large Cap Growth Fund's securities as of January 31, 2014:

Logan Capital Large Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,838,624	$-	$-	$3,838,624
Consumer Staples	648,618	-	-	648,618
Energy	166,193	-	-	166,193
Financials	263,648	-	-	263,648
Health Care	1,793,199	-	-	1,793,199
Industrials	2,211,143	-	-	2,211,143
Information Technology	5,807,498	-	-	5,807,498
Materials	573,087	-	-	573,087
Total Common Stocks	15,302,010	-	-	15,302,010
Short-Term Investments	34,947	-	-	34,947
Total Investments in Securities	$15,336,957	$-	$-	$15,336,957

The following is a summary of the fair valuation hierarchy of the Long/Short Fund's securities as of January 31, 2014:

Logan Capital Long/Short Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$995,099	$-	$-	$995,099
Consumer Staples	186,208	-	-	186,208
Energy	444,484	-	-	444,484
Financials	270,942	-	-	270,942
Health Care	457,281	-	-	457,281
Industrials	711,457	-	-	711,457
Information Technology	1,123,484	-	-	1,123,484
Materials	410,985	-	-	410,985
Telecommunication Services	198,054	-	-	198,054
Total Common Stocks	4,797,994	-	-	4,797,994
REITs	57,993	-	-	57,993
Short-Term Investments	180,398	-	-	180,398
Total Investments in Securities	$5,036,385	$-	$-	$5,036,385
Total Securities Sold Short	$2,421,362	$-	$-	$2,421,362

Refer to the Funds' Schedules of Investments for a detailed breakout of common stocks by industry classification. Transfers between levels are recognized at January 31, 2014, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no level 3 securities held in the Funds during the period ended January 31, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
           Douglas G. Hess, President

Date 2/19/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  2/19/2014

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date  2/19/2014

* Print the name and title of each signing officer under his or her signature.